financial instruments - Fair Values Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / $ ₨ / $ $ / €	Dec. 31, 2020 CAD ($) $ / $ $ / €
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 13	$ 2
Current Liabilities, Fair value and carrying value	24	32
Current Asset derivatives
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 13	$ 2
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	—
Current Assets, Notional amount	$ 301
Current Assets, Fair value and carrying value	$ 6
Rate | $ / $	1.25
Current Asset derivatives | Currency risk related to purchases | HFT | India, Rupees
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	—
Current Assets, Notional amount	$ 12
Rate | ₨ / $	76
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	—	2021
Current Assets, Notional amount		$ 87
Current Assets, Fair value and carrying value		$ 2
Rate | $ / $		1.27
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2021
Current Assets, Notional amount	$ 664	$ 95
Current Assets, Fair value and carrying value	$ 2
Rate | $ / $	1.26	1.27
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2025
Current Assets, Notional amount	$ 31	$ 34
Current Assets, Fair value and carrying value	$ 3
Rate | $ / €	1.09	1.09
Current Asset derivatives | Interest rate risk associated with refinancing of debt maturing | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	—
Current Assets, Notional amount	$ 250
Current Assets, Fair value and carrying value	$ 2
Interest rate on borrowings	1.35%
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2048	2048
Rate | $ / $	1.27	1.27
Other Long-Term Assets, Notional amount	$ 2,133	$ 2,176
Other Long-Term Assets, Fair value and carrying value	76	40
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 24	$ 32
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2021
Current Assets, Notional amount	$ 108	$ 388
Current Assets, Fair value and carrying value	$ 1	$ 21
Rate | $ / $	1.28	1.34
Current Liabilities derivatives | Currency risk related to purchases | HFT | India, Rupees
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	—
Rate | ₨ / $	75
Current Liabilities, Notional amount	$ 2
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	—
Rate | $ / $	1.27
Current Liabilities, Notional amount	$ 116
Current Liabilities, Fair value and carrying value	$ 3
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2021
Rate | $ / $	1.28	1.29
Current Liabilities, Notional amount	$ 1,248	$ 647
Current Liabilities, Fair value and carrying value	$ 12	$ 11
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2022
Current Liabilities, Notional amount	$ 120	$ 8
Current Liabilities, Fair value and carrying value	$ 3
Interest rate on borrowings	2.64%	2.64%
Current Liabilities derivatives | Interest rate risk associated with refinancing of debt maturing | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	—
Current Assets, Notional amount	$ 500
Current Assets, Fair value and carrying value	$ 5
Interest rate on borrowings	1.59%
Other Long-Term Liabilities derivatives
Disclosure of detailed information about financial instruments
Other Long-Term Liabilities, Fair value and carrying value	$ 73	$ 155
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2049	2049
Rate | $ / $	1.33	1.33
Other Long-Term Liabilities, Notional amount	$ 3,185	$ 3,260
Other Long-Term Liabilities, Fair value and carrying value	52	82
Spread included in fair value of derivative instruments	$ 53	$ 101
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2025
Rate | $ / €	1.09	1.09
Other Long-Term Liabilities, Notional amount	$ 483	$ 557
Other Long-Term Liabilities, Fair value and carrying value	21	67
Spread included in fair value of derivative instruments	$ 1	$ (1)
Other Long-Term Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	—	2022
Current Assets, Notional amount		$ 120
Other Long-Term Liabilities, Fair value and carrying value		$ 6
Interest rate on borrowings		2.64%